Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 32 – Leases

The Corporation enters in the ordinary course of business into operating and finance leases for land, buildings and equipment. These contracts generally do not include purchase options or residual value guarantees. The remaining lease terms of 0.1 to 33.0years considers options to extend the leases for up to 20.0 years. The Corporation identifies leases when it has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

The Corporation recognizes right-of-use assets (“ROU assets”) and lease liabilities related to operating and finance leases in its Consolidated Statements of Financial Condition under the caption of other assets and other liabilities, respectively. Refer to Note 13 and Note 18, respectively, for information on the balances of these lease assets and liabilities.

The Corporation uses the incremental borrowing rate for purposes of discounting lease payments for operating and finance leases, since it does not have enough information to determine the rates implicit in the leases. The discount rates are based on fixed-rate and fully amortizing borrowing facilities of its banking subsidiaries that are collateralized. For leases held by non-banking subsidiaries, a credit spread is added to this rate based on financing transactions with a similar credit risk profile.

On October 27, 2020, PB authorized and approved a strategic realignment of its New York Metro branch network that will result in eleven branch closures, of which nine are leased properties. The branch closures were completed on January 29, 2021.

The following table presents the undiscounted cash flows of operating and finance leases for each of the following periods:

December 31, 2020
(In thousands)	2021	2022	2023	2024	2025	Later Years	Total Lease Payments	Less: Imputed Interest	Total
Operating Leases	$34,322	$25,062	$22,900	$21,778	$18,870	$51,807	$174,739	$(22,151)	$152,588
Finance Leases	3,897	3,402	3,492	3,589	3,701	8,850	26,931	(4,359)	22,572
The following table presents the lease cost recognized by the Corporation in the Consolidated Statements of Operations as follows:
	Years ended December 31,
(In thousands)	2020	2019
Finance lease cost:
Amortization of ROU assets	$2,215	$1,701
Interest on lease liabilities	1,185	1,194
Operating lease cost	31,674	30,664
Short-term lease cost	214	252
Variable lease cost	51	97
Sublease income	(113)	(113)
Net gain recognized from sale and leaseback transaction[1]	(5,550)	-
Impairment of operating ROU assets[2]	14,805	-
Impairment of finance ROU assets[2]	1,115	-
Total lease cost[3]	$45,596	$33,795
[1]

During the quarter ended June 30, 2020, the Corporation recognized the transfer of the Caparra Center as a sale. Since the sale and partial leaseback was considered to be at fair value, no portion of the gain on sale was deferred.

[2]	Impairment loss recognized during the fourth quarter of 2020 in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.
[3]	Total lease cost is recognized as part of net occupancy expense, except for the net gain recognized from the sale and leaseback transaction which was included as part of other operating income.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2018 was $31.2 million, which is included in net occupancy, equipment and communication expenses, according to their nature. Total amortization and interest expense for capital leases for the year ended December 31, 2018 was $1.5 million and $1.2 million, respectively.

The following table presents supplemental cash flow information and other related information related to operating and finance leases.

	Years ended December 31,
(Dollars in thousands)	2020		2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases[1]	$41,650		$30,073
Operating cash flows from finance leases	1,185		1,200
Financing cash flows from finance leases[1]	3,145		1,726
ROU assets obtained in exchange for new lease obligations:
Operating leases[2]	$14,975		$28,430
Finance leases	4,510		661
Weighted-average remaining lease term:
Operating leases	8.0	years	8.7	years
Finance leases	8.9	years	7.3	years
Weighted-average discount rate:
Operating leases	3.0%		3.4%
Finance leases	5.0%		5.9%
[1]

During the quarter ended December 31, 2020, the Corporation made base lease termination payments amounting to $10.2 million in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.

[2]

During the quarter ended June 30, 2020, the Corporation recognized a lease liability of $11.1 million and a corresponding ROU asset for the same amount as a result of the partial leaseback of the Caparra Center.

As of December 31, 2020, the Corporation has additional operating leases contracts that have not yet commenced with an undiscounted contract amount of $3.6 million, which will have lease terms ranging from 10 to 20 years.